Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 5,996,685	$ 4,194,429	$ 25,743,612	$ 20,371,826	[1]
Cost of revenues	4,515,713	2,994,683	19,329,831	12,959,749	[1]
Gross profit	1,480,972	1,199,746	6,413,781	7,412,077	[1]
Operating expense:
General and administrative expenses	3,169,787	2,451,206	13,086,120	7,689,898	[1]
Research and development	92,505	190,445	465,940	1,008,433	[1]
Total operating expense	3,262,292	2,641,651	13,552,060	8,698,331	[1]
Loss from operations	(1,781,320)	(1,441,905)	(7,138,279)	(1,286,254)	[1]
Other income (expense):
Interest expense, net	(146,928)	(169,091)	(635,445)	(818,234)	[1]
Other income (expense), net	(13,461)	49,646	200,589	42,505
Gain on settlement of liabilities, net	25,738		276,026		[1]
Total other income (expense)	(134,651)	(119,445)	(158,830)	(775,729)
Net loss	(1,915,971)	(1,561,350)	(7,297,109)	(2,061,983)	[1]
Comprehensive loss:
Net loss	(1,915,971)	(1,561,350)	(7,297,109)	(2,061,983)	[1]
Other comprehensive loss:
Foreign currency translation gain (loss)	4,863	(23,713)	(34,930)	(12,918)	[1]
Total comprehensive loss	$ (1,911,108)	$ (1,585,063)	$ (7,332,039)	$ (2,074,901)	[1]
Net loss per common share - basic and diluted	$ (0.20)	$ (0.34)	$ (1.34)	$ (0.48)	[1]
Weighted average number of common shares outstanding - basic and diluted	9,617,234	4,621,687	5,455,161	4,299,315	[1]

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.